October 11, 2006
Via Federal Express & Edgar
John Reynolds, Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation
Amendment No. 7 to Registration Statement on Form S-1
File No. 333-128384
Filed on September 22, 2006
Dear Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 8 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 7 to the Registration Statement filed with the Commission on September 22, 2006.
     The changes reflected in Amendment No. 8 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the Commission (the “Staff”) given telephonically on October 5, 2006 to the undersigned. Amendment No. 8 also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Capitalized terms used herein and not otherwise defined shall have the respective meanings ascribed to them in Amendment No. 8. Unless otherwise noted, all references to page numbers and captions correspond to the page numbers and captions that are contained in the revised prospectus (the “Prospectus”) that forms a part of Amendment No. 8.
     1. Pages 10 and 60 – In response to the Staff’s October 5 comment, the Prospectus has been revised to disclose that any subsequent transfer of shares by an existing stockholder must be made pursuant to a resale registration statement or a registration exemption.

Mr. John Reynolds
October 11, 2006

     2. Page 65 – In response to the Staff’s October 5 comment, the Prospectus has been revised to add disclosure regarding the agreement of Santa Monica Capital Partners, LLC not to exercise its warrants purchased in the private placement unless a registration statement is in effect for the warrants issued in the IPO.
     3. Page 37 – In response to the Staff’s October 5 comment, the Prospectus has been revised to disclose that “no assurance can be given that management will be able to achieve similar results, and investors should not place undue reliance upon past performance as indications of future performance.”
     4. Cover page and page 5 – The AMEX symbols are listed on these pages.
     5. Pages 11, 26, 31 and other pages throughout the Prospectus – As a result of the increase in estimated accounting fees from $100,000 to $150,000, the Prospectus has been revised to disclose that the amount of funds not held in trust will be $350,000 rather than $400,000. Conforming changes have been made throughout the Prospectus to reflect the fact that the amount of funds not held in trust has been reduced by $50,000.
     6. Page 52 – Real Sport, Inc., a start-up company affiliated with Messrs. Marshall and Brendlinger, recently merged with Pro Elite, Inc., and the name of the latter entity now is used in the biographical summaries for these officers.
     7. Page 56 – The Prospectus has been revised to disclose that the Company has separate nominating and compensation committees.
     8. Page 60 – The Prospectus has been revised to disclose that Mr. Marshall’s interest in Santa Monica Media Corporation’s majority stockholder (Santa Monica Capital Partners, LLC) is held through Santa Monica Capital LLC, of which Mr. Marshall is the sole member, rather than through Santa Monica Capital Corp.
     9. Underwriting Agreement – Section 6(f) of the Underwriting Agreement (Exhibit 1.1) covers the contents of the accountants’ comfort letter. Section 6(f)(ii) has been amended to exclude from the coverage of the letter certain events that are described in the Prospectus, and the dates in Section 6(f)(ii) have been changed from March 31, 2006 and April 1, 2006 to June 30, 2006 and July 1, 2006, respectively.
     10. Unit Certificate – Page 1 of the Unit Certificate (Exhibit 4.1) has been revised (i) to include updated information regarding the names of the representatives of the underwriters, (ii) to reflect the fact that each unit contains only one warrant rather than two warrants, and (iii) to include updated information regarding the expiration date of the warrants and the date on which the warrants and common stock will become transferable separately from the units.

Mr. John Reynolds
October 11, 2006

     Please address any additional comments or questions to the undersigned at (310) 789-1290.

Sincerely,
/s/ David L. Ficksman
David L. Ficksman
of
Troy & Gould

cc: Duc Dang